Share-Based Compensation (Summary Of Valuation Assumptions) (Details) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected annual dividend yield	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term	6 years
Expected volatility factor	93.60%	100.80%
Risk-free interest rate	3.00%	2.20%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term	5 years	4 years
Expected volatility factor	68.80%	98.00%
Risk-free interest rate	2.60%	1.70%